Impairment Losses - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Fair value of asset	$ 0
Intangible assets	1,567	$ 5,296	$ 142,609
Impairment of capital assets	665	7,070	5,689
Impairment of ROU assets	18,627
Impairment loss	20,859	12,366	149,952
Other impairment charges	89
Impairment on capital assets			955
Capital assets (note 10)	18,791	21,471	41,113
Investment in an associate	0
Investment in Associate
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment loss	1,182
Equipment
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Capital assets (note 10)	653
IVIG CGU
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Fair value of asset	0
IVIG Clinical Data
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Additional production earned though licensed plan	141,025
Design Plans
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Additional production earned though licensed plan	1,584
IVIG Production Equipment
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment loss	$ 5,689
Bioseparations Operations
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Intangible assets		127
Level 3
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
FVLCD valuation, description	The FVLCD was calculated using a discounted cash flow model for one year and a terminal value of $58.1 million using a post-tax discount rate of 7.75%. The fair value computed by management is considered as a level 3 computation in the fair value hierarchy under IFRS 13, Fair value measurement. As part of this valuation exercise, management needed to make several key assumptions which affected the cash inflows and outflows considered in the model.
Terminal value	$ 58,100
Post-tax discount rate	7.75%
Small Molecule Therapeutics
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Fair value of asset	$ 0
Intangible assets	1,072	634
Plasma Derived Therapeutics
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Intangible assets	480	4,535
Impairment of capital assets	665
Impairment of ROU assets	18,553
Impairment loss	$ 19,698		$ 148,770
Impairment on capital assets		$ 7,070